CONDENSED STATEMENTS OF OPERATIONS (Q1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 2,142,881	$ 689,613	$ 2,188,743	$ 1,842,337
Loss from operations	(2,142,881)	(689,613)	(2,188,743)	(1,842,337)
Other (expense) income:
Change in fair value of derivative liabilities	(2,055,768)	6,418,128	13,772,685	9,503,810
Interest income - bank	57	0	193	54
Interest expense	0	(1,761)	(7,885)	0
Investment income earned on cash and investments held in Trust Account	1,417,859	48,436	4,299,827	50,412
Total other (expense) income, net	(637,852)	6,464,803	18,064,820	8,819,956
Net (loss) income	(2,780,733)	5,775,190	$ 15,876,077	$ 6,977,619
Weighted average common shares outstanding, Basic (in shares)			12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)			12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)			$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)			$ 0.26	$ 0.13
Common Class A [Member]
Other (expense) income:
Net (loss) income	$ (993,229)	$ 4,620,152	$ 12,700,862	$ 5,468,324
Weighted average common shares outstanding, Basic (in shares)	6,709,486	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted (in shares)	6,709,486	48,300,000	48,300,000	43,139,178
Net (loss) income share, Basic (in dollars per share)	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Common Class B [Member]
Other (expense) income:
Net (loss) income	$ (1,787,504)	$ 1,155,038	$ 3,175,215	$ 1,509,295
Weighted average common shares outstanding, Basic (in shares)	12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)	12,075,000	12,075,000	12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)	$ (0.15)	$ 0.1	$ 0.26	$ 0.13